Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 53	$ 1,573
Total current assets	53	1,573
Goodwill	104,272	104,272
Total assets	104,325	105,845
Accounts payable and accrued liabilites	165,235	155,801
Accrued compensation	360,000	330,000
Interest accrued	72,647	47,747
Notes payable	220,000	220,000
Total current liabilities	817,882	753,548
Common stock, $.001 par value; 250,000,000 shares authorized, 100,000,000 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	100,000	100,000
Additional paid-in capital	72,876	72,876
Deficit	(886,433)	(820,579)
Total shareholders' equity	(713,557)	(647,703)
Total liabilities and member's capital (deficit)	$ 104,325	$ 105,845